COMMITMENTS AND CONTINGENCIES (Details) (USD $)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Nov. 15, 2010 Facilities	Dec. 31, 2010 Sun Healthcare Group, Inc	Jun. 30, 2012 Sun Healthcare Group, Inc States employee Facilities	Jun. 30, 2011 Sun Healthcare Group, Inc	Jun. 30, 2012 Sun Healthcare Group, Inc States employee Facilities	Jun. 30, 2011 Sun Healthcare Group, Inc	Dec. 31, 2011 Sun Healthcare Group, Inc Facilities States	Jun. 20, 2012 Sun Healthcare Group, Inc	Aug. 01, 2011 Cadia Portfolio Facilities Beds	Dec. 31, 2010 Cadia Portfolio	Jun. 30, 2012 Cadia Portfolio	Jun. 30, 2012 Cadia Portfolio	Dec. 31, 2011 Cadia Portfolio	Jun. 30, 2012 Cadia Portfolio Minimum	Dec. 31, 2011 Cadia Portfolio Minimum	Jun. 30, 2012 Cadia Portfolio Maximum	Dec. 31, 2011 Cadia Portfolio Maximum	Dec. 31, 2010 Texas Regional Medical Center	Dec. 31, 2011 Texas Regional Medical Center	May 03, 2011 Texas Regional Medical Center employee Beds	Jun. 30, 2012 Customer Concentration Risk Revenue Sun Healthcare Group, Inc	Jun. 30, 2012 Customer Concentration Risk Revenue Sun Healthcare Group, Inc	Dec. 31, 2011 Customer Concentration Risk Revenue Sun Healthcare Group, Inc	Jun. 30, 2012 Customer Concentration Risk Revenue Cadia Portfolio	Dec. 31, 2011 Customer Concentration Risk Revenue Cadia Portfolio	Jun. 30, 2012 Customer Concentration Risk Revenue Cadia Portfolio	Dec. 31, 2011 Customer Concentration Risk Revenue Cadia Portfolio	Dec. 31, 2011 Customer Concentration Risk Revenue Texas Regional Medical Center	Dec. 31, 2011 Customer Concentration Risk Revenue Texas Regional Medical Center	Jun. 30, 2012 Customer Concentration Risk Assets Cadia Portfolio	Jun. 30, 2012 Customer Concentration Risk Assets Cadia Portfolio	Dec. 31, 2011 Customer Concentration Risk Assets Cadia Portfolio	Dec. 31, 2011 Customer Concentration Risk Assets Texas Regional Medical Center	Dec. 31, 2010 Geographic Concentration Risk Revenue Maximum	Jun. 30, 2012 Geographic Concentration Risk Revenue Maximum	Jun. 30, 2011 Geographic Concentration Risk Revenue Maximum	Jun. 30, 2012 Geographic Concentration Risk Revenue Maximum	Jun. 30, 2011 Geographic Concentration Risk Revenue Maximum	Dec. 31, 2011 Geographic Concentration Risk Revenue Maximum	Jun. 30, 2012 Geographic Concentration Risk Net Assets, Geographic Area States	Dec. 31, 2011 Geographic Concentration Risk Net Assets, Geographic Area States	Jun. 30, 2012 Operating Segments Facilities	Dec. 31, 2011 Operating Segments Facilities	Dec. 31, 2010 Operating Segments Facilities	Jun. 30, 2012 Operating Segments Sun Healthcare Group, Inc Facilities	Dec. 31, 2011 Operating Segments Sun Healthcare Group, Inc Facilities	Dec. 31, 2010 Broadmeadow Investment Cadia Portfolio	Dec. 31, 2011 Broadmeadow Investment Cadia Portfolio	Dec. 31, 2010 Capitol Nursing and Rehabilitation Center Cadia Portfolio	Dec. 31, 2011 Capitol Nursing and Rehabilitation Center Cadia Portfolio	Dec. 31, 2010 Pike Creek Healthcare Services Cadia Portfolio	Dec. 31, 2011 Pike Creek Healthcare Services Cadia Portfolio	Dec. 31, 2010 Peninsula Healthcare Services Cadia Portfolio	Dec. 31, 2011 Peninsula Healthcare Services Cadia Portfolio
Concentration Risk
Number of Real Estate Properties	86																																									103	97	86	86	86
Concentration risk, percentage																					72.00%	74.00%	84.00%	11.00%	5.00%	11.00%	11.00%	5.00%	7.00%	12.00%	12.00%	13.00%	8.00%	19.00%	14.00%	18.00%	14.00%	18.00%	16.00%
Number of inpatient centers			190		190		199
Number of states in which entity operates			23		23		25
Earnings before interest, depreciation, amortization, restructuring costs and rent		$ 249,800,000	$ 56,200,000	$ 67,700,000	$ 108,400,000	$ 132,300,000	$ 243,400,000
Debt net of cash		74,800,000	45,600,000		45,600,000		31,900,000
Liquidity		141,200,000	103,600,000		103,600,000		117,900,000
Line of credit facility, remaining borrowing capacity		60,000,000	60,000,000		60,000,000		60,000,000
Concentration Risk, Major Customer, Acquisition by Third-party, Cash Payment Per Common Share								$ 8.50
Concentration Risk, Major Customer, Acquisition by Third-party, Consideration Transferred								275,000,000
Concentration Risk, Major Customer, Acquisition by Third-party, After Acquisition, Combined Revenue							4,000,000,000
Concentration Risk, Major Customer, Acquisition by Third-party, After Acquisition, Combined Number of Properties			420		420
Concentration Risk, Major Customer, Acquisition by Third-party, After Acquisition, Combined Number of Employees			75,000		75,000
Number of acquired properties									4
Age of facilities acquired														3 years	2 years	16 years	15 years
Number of units in real estate property									500											70
Business Acquisition, Number of Physicians Who Practiced At Property Acquired																				75
Revenues		1,900,000,000	457,100,000	470,600,000	915,600,000	936,900,000	1,900,000,000			58,677,000	14,841	29,800	61,311,000					72,101,000	74,202,000																												13,146,000	13,921,000	12,760,000	13,028,000	18,356,000	19,654,000	14,415,000	14,708,000
Operating expenses										50,060,000	14,104	28,491	53,529,000					58,851,000	58,999,000																												10,801,000	12,117,000	11,335,000	11,777,000	16,018,000	16,813,000	11,906,000	12,822,000
Net income										4,684,000	718	1,272	5,853,000					377,000	1,402,000																												1,570,000	1,237,000	977,000	938,000	786,000	2,549,000	1,351,000	1,129,000
Cash and cash equivalents		81,200,000	43,600,000		43,600,000		57,900,000			6,080,000	5,633	5,633	8,503,000					833,000	642,000																												1,577,000	1,486,000	1,529,000	3,862,000	1,653,000	1,653,000	1,321,000	1,502,000
Total current assets										11,223,000	10,027	10,027	12,363,000					15,604,000	19,083,000																												2,731,000	2,221,000	2,240,000	4,184,000	3,466,000	3,272,000	2,786,000	2,686,000
Total current liabilities										5,905,000	7,243	7,243	5,000,000					18,348,000	18,080,000																												1,122,000	588,000	893,000	1,968,000	2,166,000	833,000	1,724,000	1,611,000
Total debt										42,960,000	0	0	0					70,669,000	69,541,000																												9,999,000	0	6,064,000	0	13,887,000	0	13,010,000	0
Capital lease obligation																		$ 54,166,000	$ 52,393,000
Number of States in which Entity Operates																																								25	23
Loans and Leases Receivable, Lease Term									15 years